Debt - Schedule of Installments (Details) - Dec. 31, 2023 € in Millions, $ in Millions	USD ($)	EUR (€)
Debt Instrument, Redemption [Line Items]
January 25, 2024 | $	$ 721
January 25, 2025 | $	1,800
January 25, 2026 | $	1,875
January 25, 2027 | $	$ 553
Term loan | Amended Term Loan Facilities Due In 2027
Debt Instrument, Redemption [Line Items]
January 25, 2024 | €		€ 0
January 25, 2025 | €		200
January 25, 2026 | €		200
January 25, 2027 | €		€ 400